Consolidated Statements of Cash Flows € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operating activities
Net earnings (loss) from continuing operations	$ 105,790	$ (49,368)
Adjustments for:
Depreciation and amortization	264,325	242,393
Finance costs	32,839	41,625
Interest income	(17,640)	(6,763)
Unrealized foreign exchange gain	(15,167)	(2,413)
Income tax expense	57,575	61,224
Loss (gain) on disposal of assets	605	(2,959)
Unrealized loss on derivative contracts	9,584	0
Realized gain on derivative contracts	(431)	0
Write-down of assets	9,719	32,499
Share-based payments expense	10,195	10,744
Employee benefit plan expense	4,228	5,982
Total adjustments to reconcile profit (loss)	461,622	332,964
Property reclamation payments	(3,591)	(3,202)
Employee benefit plan payments	(5,084)	(6,180)
Settlement of derivative contracts	431	0
Income taxes paid	(59,839)	(90,871)
Interest received	17,640	6,763
Changes in non-cash operating working capital	(28,282)	(28,314)
Net cash generated from operating activities of continuing operations	382,897	211,160
Net cash generated from (used in) operating activities of discontinued operations	414	(164)
Investing activities
Additions to property, plant and equipment	(401,870)	(289,853)
Capitalized interest paid	(10,782)	0
Proceeds from the sale of property, plant and equipment	1,647	4,293
Value added taxes related to mineral property expenditures	(17,906)	(30,134)
Purchase of marketable securities and investment in debt securities	(633)	(20,163)
Decrease (increase) in term deposits	33,864	(35,000)
Net cash used in investing activities of continuing operations	(395,680)	(370,857)
Net cash used in investing activities of discontinued operations	0	(33)
Financing activities
Issuance of common shares, net of issuance costs	168,664	14,101
Contributions from non-controlling interests	265	272
Term Facility loan financing costs	(22,084)	0
Term Facility commitment fees	(5,066)	0
Interest paid	(29,490)	(34,862)
Principal portion of lease liabilities	(3,968)	(6,884)
Purchase of treasury stock	(4,442)	(13,969)
Net cash generated from (used in) financing activities of continuing operations	273,877	(41,342)
Net increase (decrease) in cash and cash equivalents	261,508	(201,236)
Cash and cash equivalents - beginning of year	279,735	481,327
Cash in disposal group held for sale	(770)	(356)
Cash and cash equivalents - end of year	540,473	279,735
Commercial Loans and RRF Loans
Financing activities
Proceeds from Term Facility	166,738	0
Revolving VAT facility
Financing activities
Proceeds from Term Facility	14,588	0
Repayments of Term Facility - VAT Facility	$ (11,328)	$ 0